EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amount of employee benefits	$ 9,088	$ 11,710	$ 12,203